Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments
Delinquency period to place loans on non-accrual status	90 days
Other-than-temporary impairment threshold, percentage of market price to original purchase price	80.00%
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance	100.00%
Deferred Gain on Disposal of Businesses
Adjustments to estimates affecting deferred gain on disposal of businesses	$ 0
Deferred gain on disposal of businesses	$ 2,158,000	$ 2,489,000
FFG
Deferred Gain on Disposal of Businesses
Deferred gain on disposal of businesses		$ 516,000